As filed with the Securities and Exchange Commission on February 6, 2020

Securities Act Registration No. 333-

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-2

REGISTRATION STATEMENT

under

the Securities Act of 1933	☒
Pre-Effective Amendment	☐
Post-Effective Amendment No.	☐

GOLDMAN SACHS BDC, INC.

(Exact Name of Registrant as Specified in the Charter)

200 West Street

New York, New York 10282

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (212) 902-0300

Jonathan Lamm

Caroline Kraus

Goldman Sachs BDC, Inc.

200 West Street

New York, New York 10282

(Name and Address of Agent for Service)

Copies of information to:

Joshua Wechsler, Esq. Lee T. Barnum, Esq. Fried, Frank, Harris, Shriver & Jacobson LLP One New York Plaza New York, New York 10004 Telephone: (212) 859-8000 Facsimile: (212) 859-4000	Geoffrey R.T. Kenyon, Esq. Thomas J. Friedmann, Esq. Dechert LLP One International Place, 40th Floor 100 Oliver Street Boston, Massachusetts 02110 Telephone: (617) 728-7100 Facsimile: (617) 426-6567	Cynthia M. Krus, Esq. Steven B. Boehm, Esq. Eversheds Sutherland (US) LLP 700 Sixth Street, NW Washington, DC 20004 Tel: (202) 383-0100 Fax: (202) 637-3593	Paul D. Tropp, Esq. Christopher J. Capuzzi, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, NY 10036 Tel: (212) 596-9000 Fax: (212) 596-9090

Approximate date of proposed public offering:

As soon as practicable after the effective date of this Registration Statement

Check box if any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan  ☐

It is proposed that this filing will become effective (check appropriate box):

☐	when declared effective pursuant to section 8(c)

☒

This Form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act and the Securities Act registration number of the earlier effective registration statement for the same offering is 333-230801.

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

Title of Securities Being Registered	Amount Being Registered	Proposed Maximum Aggregate Offering Price (1)	Amount of Registration Fee (1)
3.750% Notes due 2025	$60,000,000	$60,000,000	$7,788 (2)

(1)

Estimated pursuant to Rule 457(o) under the Securities Act of 1933, as amended, solely for the purpose of determining the registration fee. Represents the registration fee only for the additional amount of securities of the Registrant being registered hereby.

(2)

Pursuant to Rule 457(p) under the Securities Act of 1933, the registrant is offsetting such amount against remaining amounts of the $93,375 registration fee previously paid in connection with the initial filing of the Registrant’s Registration Statement on Form N-2 (File No. 333-224296), originally filed by the Registrant on April 16, 2018 and declared effective on June 22, 2018, as amended by pre-effective amendments thereto.

This Registration Statement shall become effective upon filing with the Securities and Exchange Commission in accordance with Rule 462(b) of the Securities Act of 1933, as amended.

Incorporation of Certain Information by Reference

This Registration Statement is being filed pursuant to Rule 462(b) under the Securities Act of 1933, as amended, by Goldman Sachs BDC, Inc. (the “Registrant”) with the Securities and Exchange Commission, and hereby incorporates by reference into this Registration Statement the contents of the Registration Statement on Form N-2 (File No. 333-230801), including the preliminary prospectus and the exhibits thereto, initially filed on April 10, 2019 and declared effective on February 6, 2020, as amended by pre-effective amendments thereto.

The required opinions and consents are listed on the Exhibit Index attached to and filed with this Registration Statement.

EXHIBIT INDEX

(l)*	Opinion and Consent of Fried, Frank, Harris, Shriver & Jacobson LLP.

(n)(1)*	Independent Registered Public Accounting Firm Consent of Goldman Sachs, BDC Inc.

(n)(2)*	Independent Registered Public Accounting Firm Consent of Goldman Sachs Middle Market Lending Corp.

*	Filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), the Registrant has duly caused this Registration Statement on Form N-2 to be signed on its behalf by the undersigned, thereunto duly authorized, in The City of New York, State of New York on the 6th day of February 2020.

GOLDMAN SACHS BDC, INC.

By:	/s/ Brendan McGovern
Name:	Brendan McGovern
Title:	Chief Executive Officer and President

Pursuant to the requirements of the Securities Act, this Registration Statement on Form N-2 has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Brendan McGovern Brendan McGovern	Chief Executive Officer and President (Principal Executive Officer)	February 6, 2020

/s/ Jonathan Lamm Jonathan Lamm	Chief Financial Officer and Treasurer (Principal Financial Officer)	February 6, 2020

/s/ Carmine Rossetti Carmine Rossetti	Principal Accounting Officer	February 6, 2020

* Jaime Ardila	Director	February 6, 2020

* Ross J. Kari	Director	February 6, 2020

* Ann B. Lane	Director	February 6, 2020

* Susan B. McGee	Director	February 6, 2020

* Katherine Uniacke	Director	February 6, 2020

By:	/s/ Caroline Kraus
Caroline Kraus
Attorney-in-fact

*

Signed by Caroline Kraus pursuant to a power of attorney signed by each individual and filed with the Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-2 (File No. 333-230801) on January 29, 2020.